STOCK-BASED COMPENSATION - Non-vested restricted common C shares (Details)	11 Months Ended	12 Months Ended
	Dec. 05, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Restricted common C shares
Vested			(381,689)
Weighted-Average Grant Date Fair Value Per Share
Total unrecognized compensation cost related to non- vested restricted common C shares | $			$ 10,949
Unrecognized compensation expense related to unvested restricted common C shares recognized over a weighted-average period			1 year 11 months 23 days
Estimated forfeiture rate for restricted common share on percentage			0
Fair value of shares vested | $			$ 4,100
Restricted common C shares
Restricted common C shares
Outstanding at the beginning	912,692	912,692	1,370,391
Granted			65,000
Vested	(254,507)	(854,507)	(381,689)
Forfeited		(58,185)	(141,010)
Outstanding at the end			912,692
Weighted-Average Grant Date Fair Value Per Share
Outstanding at the beginning (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Granted (in dollars per share) | $ / shares			0.08
Vested (in dollars per share) | $ / shares		0.01	0.01
Forfeited (in dollars per share) | $ / shares		$ 0.02	0.02
Outstanding at the end (in dollars per share) | $ / shares			$ 0.01